Financial risk management - Disclosure Of Estimated Changes In Interest Rates (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increase decrease in 25 bps in interest rate [member] | US Dollar [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	S/ 1,569	S/ 83
Sensitivity of other net comprehensive income	139,317	129,434
Increase decrease in 50 bps in interest rate [member] | US Dollar [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	3,139	163
Sensitivity of other net comprehensive income	278,784	259,018
Increase decrease in 50 bps in interest rate [member] | Sol [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	44,542	48,323
Sensitivity of other net comprehensive income	656,467	624,757
Increase decrease in 75 bps in interest rate [member] | US Dollar [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	4,709	245
Sensitivity of other net comprehensive income	418,550	388,891
Increase decrease in 75 bps in interest rate [member] | Sol [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	66,813	72,484
Sensitivity of other net comprehensive income	985,415	937,824
Increase decrease in 100 bps in interest rate [member] | US Dollar [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	6,279	325
Sensitivity of other net comprehensive income	558,764	519,209
Increase decrease in 100 bps in interest rate [member] | Sol [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	89,084	96,645
Sensitivity of other net comprehensive income	1,315,229	1,251,722
Increase decrease in 150 bps in interest rate [member] | Sol [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	133,627	144,968
Sensitivity of other net comprehensive income	S/ 1,978,637	S/ 1,883,154